ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.5%
	EQUITY - 30.3%
36,039	Invesco S&P 500 Equal Weight ETF	$ 5,230,701
83,518	iShares MSCI Emerging Markets ex China ETF	4,167,548
207,864	SPDR Portfolio S&P 1500 Composite Stock Market ETF	10,630,165
239,611	SPDR Portfolio S&P 500 ETF	11,716,978
		31,745,392
	FIXED INCOME - 67.2%
53,494	Goldman Sachs Access Treasury 0-1 Year ETF	5,355,284
452,977	Invesco BulletShares 2024 Corporate Bond ETF	9,335,856
254,959	Janus Henderson AAA CLO ETF	12,686,760
380,630	SPDR Blbg Investment Grade Floating Rate ETF	11,635,859
170,011	SPDR Bloomberg 1-3 Month T-Bill ETF	15,603,610
392,329	SPDR Portfolio Short Term Corporate Bond ETF	11,640,401
83,905	VictoryShares USAA Core Short-Term Bond ETF	4,132,321
		70,390,091

	TOTAL EXCHANGE-TRADED FUNDS (Cost $102,232,080)	102,135,483

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
1,686,852	First American Government Obligations Fund Class X, 4.73% (Cost $1,686,852)(a)	1,686,852

	TOTAL INVESTMENTS - 99.1% (Cost $103,918,932)	$ 103,822,355
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	930,694
	NET ASSETS - 100.0%	$ 104,753,029

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2023.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.5%
	EQUITY - 44.6%
14,652	Consumer Staples Select Sector SPDR Fund	$ 1,134,651
7,923	Energy Select Sector SPDR Fund	674,485
13,506	First Trust Technology AlphaDEX Fund	1,329,531
15,561	Health Care Select Sector SPDR Fund	2,077,860
12,724	Industrial Select Sector SPDR Fund	1,272,400
9,395	Invesco S&P 500 Equal Weight Technology ETF	2,464,403
4,786	Materials Select Sector SPDR Fund	385,512
		9,338,842
	FIXED INCOME - 53.9%
13,477	BLACKROCK SHORT MATURITY BOND	669,942
23,840	iShares Short Treasury Bond ETF	2,633,128
97,365	SPDR Blbg Investment Grade Floating Rate ETF	2,976,448
24,680	SPDR Bloomberg 1-3 Month T-Bill ETF	2,265,130
91,787	SPDR Portfolio Short Term Corporate Bond ETF	2,723,320
		11,267,968

	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,761,334)	20,606,810

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
351,781	First American Government Obligations Fund Class X, 4.73% (Cost $351,781)(a)	351,781

	TOTAL INVESTMENTS - 100.2% (Cost $20,113,115)	$ 20,958,591
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(37,290)
	NET ASSETS - 100.0%	$ 20,921,301

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2023.

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 8.1%
30,244	Alerian MLP ETF	$ 1,187,076
5,619	iShares Core MSCI EAFE ETF	386,419
877	iShares MSCI Chile ETF	24,916
614	iShares MSCI India ETF(a)	25,248
3,277	iShares MSCI Malaysia ETF	71,340
415	iShares MSCI Mexico ETF	25,265
1,625	iShares MSCI Taiwan ETF	71,370
1,010	iShares MSCI Thailand ETF	71,569
2,862	iShares MSCI Turkey ETF	88,636
		1,951,839
	FIXED INCOME - 75.2%
19,808	iShares 20+ Year Treasury Bond ETF	2,108,760
144,779	iShares Floating Rate Bond ETF	7,328,712
59,684	iShares Short Treasury Bond ETF	6,592,098
40,469	iShares Trust iShares 1-5 Year Investment Grade	2,052,183
		18,081,753
	MIXED ALLOCATION - 5.0%
38,930	KFA Mount Lucas Managed Future	1,199,823

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,993,733)	21,233,415

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
235,043	First American Government Obligations Fund Class X, 4.73% (Cost $235,043)(b)	235,043

	TOTAL INVESTMENTS - 89.3% (Cost $21,229,136)	$ 21,468,458
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.7%	2,563,251
	NET ASSETS - 100.0%	$ 24,031,709

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
18	3 Month Euro Euribor Future(d)	12/18/2023	$ 4,778,182	$ (9,035)

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
76	CME British Pound Currency Future(d)	06/16/2023	$ 5,975,025	$ 63,081
13	CME Euro Foreign Exchange Currency Future(d)	06/16/2023	1,795,381	5,863
24	CME Japanese Yen Currency Future(d)	06/16/2023	2,218,350	(40,656)
27	CME Live Cattle Future(d)	06/30/2023	1,787,130	64,690
1	Long Gilt Future(d)	06/28/2023	127,512	50
14	Montreal Exchange 10 Year Canadian Bond Future(d)	06/21/2023	1,303,018	(428)
27	Montreal Exchange 3 Month Canadian Bank Acceptance(d)	12/18/2023	4,754,907	(6,236)
7	NYBOT CSC C Coffee Future(d)	07/19/2023	488,119	394
5	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	05/31/2023	531,321	(11,332)
52	SFE 10 Year Australian Bond Future(d)	06/15/2023	4,213,406	34,518
31	SFE 90 Day Australian Bank Accepted Bills Future(d)	12/07/2023	20,327,192	(3,974)
16	Three Month SONIA Index Futures(d)	03/19/2024	4,785,029	1,716
20	Three-Month SOFR Futures(d)	03/19/2024	4,777,500	(7,388)
4	TSE Japanese 10 Year Bond Future(d)	06/13/2023	4,362,857	29,164
	TOTAL FUTURES CONTRACTS			$ 120,427

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
14	CBOT 10 Year US Treasury Note Future(d)	06/21/2023	$ 1,612,842	$ (6,233)
30	CBOT Corn Future(d)	12/14/2023	791,625	39,950
6	CBOT Soybean Future(d)	11/14/2023	379,050	14,288
12	CBOT Soybean Oil Future(d)	12/14/2023	361,944	11,688
23	CBOT Wheat Future(d)	07/14/2023	728,813	87,750
15	CME Australian Dollar Currency Future(d)	06/16/2023	994,275	7,470
2	Eurex 10 Year Euro BUND Future(d)	06/08/2023	298,755	(3,268)
31	NYBOT CSC Cocoa Future(d)	07/14/2023	910,470	(7,690)
14	NYBOT CSC Number 11 World Sugar Future(d)	06/30/2023	413,168	(36,848)
15	NYBOT CTN Number 2 Cotton Future(d)	07/07/2023	606,000	15,140
6	NYMEX Light Sweet Crude Oil Future(d)	06/20/2023	459,660	25,150
5	NYMEX NY Harbor ULSD Futures(d)	05/31/2023	499,191	27,027
	TOTAL FUTURES CONTRACTS			$ 174,424

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2023.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the AMA.